UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23631

Tactical Investment Series Trust

(Exact name of registrant as specified in charter)

11726 Seven Gables Road Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell	Keith Schmidt
FinTech Law, LLC	Tactical Fund Advisors, LLC
6224 Turpin Hills Dr.	11726 Seven Gables Road
Cincinnati, Ohio 45244	Cincinnati, Ohio 45249

Registrant’s telephone number, including area code: (513) 984-9933

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Tactical Investment Series Trust (the “registrant”), for the period ended June 30, 2024 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

TFA Tactical Income FundSEMI-ANNUAL REPORT

Class I (TFAZX) (Unaudited)
June 30, 2024

This semi-annual report to shareholders contains important information of the TFA Tactical Income Fund (the “Income Fund”) for the six months ended June 30, 2024. You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$103	2.09%

How has the Fund performed?

TFA Tactical Income Fund
Growth of $10,000 Investment
$12,000
$11,000
$10,000
$9,000
$8,000
6/10/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
TFA Tactical Income Fund Class I - $10,118
Bloomberg Barclays U.S. Aggregate Bond Index - $9,995

Average Annual Total Returns
	1 Year	5 Years	Since Inception (a)
TFA Tactical Income Fund Class I	0.00%	0.20%	0.23%
Bloomberg Barclays U.S. Aggregate Bond Index	2.63%	(0.23)%	(0.01)%
(a)	The Income Fund commenced operation on June 10, 2019.

The above line graph shows the value of a hypothetical $10,000 investment in the Income Fund’s Class I shares versus the Bloomberg Barclays U.S. Aggregate Bond Index, the Income Fund’s regulatory benchmark. The Bloomberg Barclays U.S. Aggregate Bond Index is a widely used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Income Fund’s portfolio. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

TFA Tactical Income FundSEMI-ANNUAL REPORT

Class I (TFAZX) (Unaudited)
June 30, 2024

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$26,206,527	Investment Advisory Fees Paid	$153,116
Number of Portfolio Holdings	22	Portfolio Turnover Rate	257.87%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Exchange-Traded Funds:
Debt Funds	67.67%	Cash and Cash Equivalents	18.41%
Equity Funds	11.05%
Commodity Fund	2.87%

Top Ten Holdings (as a % of Net Assets)
First American Treasury Obligations Fund	16.04%	Invesco Senior Loan ETF	5.93%
iShares Core U.S. Aggregate Bond ETF	12.34%	SPDR Bloomberg Short Term High Yield Bond ETF	5.34%
SPDR Bloomberg High Yield Bond ETF	8.71%	Innovator U.S. Equity Accelerated 9 Buffer ETF - January	4.07%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.28%	Invesco Variable Rate Preferred ETF	3.51%
FolioBeyond Alternative Income and Interest Rate Hedge ETF	6.31%	First Trust Preferred Securities and Income ETF	3.51%

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

Tactical Growth Allocation FundSEMI-ANNUAL REPORT

Class I (TFAFX) (Unaudited)
June 30, 2024

This semi-annual report to shareholders contains important information of the Tactical Growth Allocation Fund (the “Growth Fund”) for the six months ended June 30, 2024. You can find the Growth Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$111	2.09%

How has the Fund performed?

Tactical Growth Allocation Fund
Growth of $10,000 Investment
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
6/10/2019
9/30/2019
12/31/2019
3/31/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
Tactical Growth Allocation Fund Class I - $13,387
Wilshire Liquid Alternative IndexSM - $11,538

Average Annual Total Returns
	1 Year	5 Years	Since Inception (a)
Tactical Growth Allocation Fund Class I	18.35%	6.01%	5.94%
Wilshire Liquid Alternative IndexSM	7.30%	2.75%	2.87%
(a)	The Growth Fund commenced operation on June 10, 2019.

The above line graph shows the value of a hypothetical $10,000 investment in the Growth Fund’s Class I shares versus the Wilshire Liquid Alternative IndexSM, the Growth Fund’s regulatory benchmark. The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative IndexSM (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Tactical Growth Allocation FundSEMI-ANNUAL REPORT

Class I (TFAFX) (Unaudited)
June 30, 2024

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$31,711,917	Investment Advisory Fees Paid	$144,751
Number of Portfolio Holdings	79	Portfolio Turnover Rate	134.45%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Exchange-Traded Funds:		Common Stock:
Equity Funds	27.79%	Information Technology	6.84%
Asset Allocation Funds	21.76%	Health Care	3.73%
Debt Funds	14.21%	Financials	2.95%
Alternative Fund	1.29%	Communication Services	2.86%
Commodity Funds	0.12%	Consumer Discretionary	2.85%
Cash and Cash Equivalents	9.60%	Energy	1.81%
		Consumer Staples	1.72%
		Utilities	1.36%
		Industrials	1.11%

Top Ten Holdings (as a % of Net Assets)
First American Treasury Obligations Fund	9.09%	SPDR Bloomberg 1-3 Month T-Bill ETF	5.19%
HCM Defender 100 Index ETF	7.85%	Vanguard Total Stock Market ETF	3.21%
Direxion HCM Tactical Enhanced U.S. ETF	7.38%	ProShares Ultra S&P500	2.84%
HCM Defender 500 Index ETF	6.64%	Microsoft Corp.	2.64%
Invesco QQQ Trust Series 1	5.94%	NVIDIA Corp.	2.44%

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

TFA Quantitative FundSEMI-ANNUAL REPORT

Class I (TFAQX) (Unaudited)
June 30, 2024

This semi-annual report to shareholders contains important information of the TFA Quantitative Fund (the “Quantitative Fund”) for the six months ended June 30, 2024. You can find the Quantitative Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$113	2.09%

How has the Fund performed?

TFA Quantitative Fund
Growth of $10,000 Investment
$21,000
$20,000
$19,000
$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
5/18/2020
6/30/2020
9/30/2020
12/31/2020
3/31/2021
6/30/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
TFA Quantitative Fund Class I - $14,219
S&P 500® Total Return Index - $19,721
Wilshire Liquid Alternative IndexSM - $11,893

Average Annual Total Returns
	1 Year	Since Inception (a)
TFA Quantitative Fund Class I	21.83%	8.92%
S&P 500® Total Return Index	24.56%	17.94%
Wilshire Liquid Alternative IndexSM	7.30%	4.30%
(a)	The Quantitative Fund commenced operation on May 18, 2020.

The above line graph shows the value of a hypothetical $10,000 investment in the Quantitative Fund’s Class I shares versus the S&P 500® Total Return Index and the Wilshire Liquid Alternative Index, the Quantitative Fund’s regulatory benchmarks. The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

TFA Quantitative FundSEMI-ANNUAL REPORT

Class I (TFAQX) (Unaudited)
June 30, 2024

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$53,404,491	Investment Advisory Fees Paid	$325,610
Number of Portfolio Holdings	28	Portfolio Turnover Rate	148.90%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Exchange-Traded Funds:		Cash and Cash Equivalents	11.14%
Equity Funds	51.73%
Asset Allocation Funds	35.64%
Alternative Fund	1.49%

Top Ten Holdings (as a % of Net Assets)
Direxion HCM Tactical Enhanced U.S. ETF	12.37%	iShares U.S. Technology ETF	9.95%
HCM Defender 100 Index ETF	11.96%	ProShares Ultra QQQ	6.02%
Invesco QQQ Trust Series 1	11.45%	ProShares Ultra S&P500	5.86%
HCM Defender 500 Index ETF	11.32%	FT Vest Laddered Buffer ETF	3.77%
First American Treasury Obligations Fund	10.84%	Vanguard Total Stock Market ETF	3.21%

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

TFA AlphaGen Growth FundSEMI-ANNUAL REPORT

Class I (TFAGX) (Unaudited)
June 30, 2024

This semi-annual report to shareholders contains important information of the TFA AlphaGen Growth Fund (the “AlphaGen Fund”) for the six months ended June 30, 2024. You can find the AlphaGen Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com. You can also request this information without charge by contacting the Fund at (833) 974-3787.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$111	2.09%

How has the Fund performed?

TFA AlphaGen Growth Fund
Growth of $10,000 Investment
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
8/23/2021
9/30/2021
12/31/2021
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
3/31/2024
6/30/2024
TFA AlphaGen Growth Fund Class I - $10,754
S&P 500® Total Return Index - $12,747
S&P Target Risk Growth Total Return Index - $10,610

Average Annual Total Returns
	1 Year	Since Inception (a)
TFA AlphaGen Growh Fund Class I	19.59%	2.58%
S&P 500® Total Return Index	24.56%	8.89%
S&P Target Risk Growth Total Return Index	12.44%	2.10%
(a)	The AlphaGen Fund commenced operation on August 23, 2021.

The above line graph shows the value of a hypothetical $10,000 investment in the AlphaGen Fund’s Class I shares versus the S&P 500® Total Return Index and the S&P Target Risk Growth Total Return Index, the AlphaGen Fund’s regulatory benchmark. The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. Investors cannot invest directly in an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

TFA AlphaGen Growth FundSEMI-ANNUAL REPORT

Class I (TFAGX) (Unaudited)
June 30, 2024

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$39,427,762	Investment Advisory Fees Paid	$218,397
Number of Portfolio Holdings	32	Portfolio Turnover Rate	172.27%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Exchange-Traded Funds:		Common Stock:
Equity Funds	64.83%	Information Technology	7.31%
Cash and Cash Equivalents	22.99%	Consumer Discretionary	1.81%
		Communication Services	1.62%
		Financials	0.73%
		Consumer Staples	0.71%

Top Ten Holdings (as a % of Net Assets)
First American Treasury Obligations Fund	22.14%	FT Vest Laddered Buffer ETF	3.81%
ProShares Ultra QQQ	16.56%	Apple, Inc.	2.03%
Vanguard Total Stock Market ETF	13.23%	NVIDIA Corp.	1.82%
ProShares Ultra S&P500	12.42%	Microsoft Corp.	1.70%
Innovator U.S. Equity Accelerated ETF - Quarterly	3.85%	Alphabet, Inc. – Class A	1.62%

How has the Fund changed?

Former independent trustee Peter Baden retired, effective March 31, 2024. The Board of Trustees appointed Michael Jones as a new independent trustee, effective April 1, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 974-3787 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

ITEM 7-11.

TFA Tactical Income Fund

Class I: TFAZX

Tactical Growth Allocation Fund

Class I: TFAFX

TFA Quantitative Fund

Class I: TFAQX

TFA AlphaGen Growth Fund

Class I: TFAGX

TACTICAL INVESTMENT SERIES TRUST

Semi-Annual Financial Statements and Additional Information

June 30, 2024

1-833-974-3787

www.tfafunds.com

IMPORTANT NOTE: The SEC adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Funds. Certain information previously included in the Reports, including the Funds’ financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Other Information, delivered free of charge, and filed with the SEC. Please note that the Semi-Annual Financial Statements and Additional Information only contains Items 7-11 required in Form N-CSR. All other required information will be filed with the SEC.

TABLE OF CONTENTS

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies:

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies	33

Item 9. Proxy Disclosures for Open-End Management Investment Companies	33

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	33

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract	33

TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS - 81.72%	Shares	Value

Commodity Fund - 2.87%
SPDR Gold Shares (a)	3,500	$752,535

Debt Funds - 67.79%
Blackrock Flexible Income ETF	12,800	668,160
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	20,700	435,799
First Trust Preferred Securities and Income ETF	52,984	919,802
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	47,700	1,654,713
Invesco Senior Loan ETF (b)	73,900	1,554,856
Invesco Ultra Short Duration ETF	16,600	828,340
Invesco Variable Rate Preferred ETF	38,399	920,040
iShares 20+ Year Treasury Bond ETF	8,200	752,596
iShares 7-10 Year Treasury Bond ETF (b)	3,100	290,315
iShares Core U.S. Aggregate Bond ETF (b)	33,324	3,234,761
iShares High Yield Systematic Bond ETF	19,773	918,258
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,800	1,906,736
SPDR Bloomberg High Yield Bond ETF	24,200	2,281,334
SPDR Bloomberg Short Term High Yield Bond ETF (b)	56,000	1,398,320
		17,764,030
Equity Fund - 11.06%
Innovator U.S. Equity Accelerated 9 Buffer - January ETF (a)	38,500	1,065,399
iShares Mortgage Real Estate ETF	6,800	150,688
ProShares Ultra QQQ	2,060	205,609
ProShares Ultra S&P500	8,500	702,100
Vanguard Total Stock Market ETF	2,900	775,779
		2,899,575

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,125,984)		21,416,140

SHORT-TERM INVESTMENTS - 18.44%
Fidelity Government Portfolio - Institutional Class, 5.21% (b) (c)	629,889	629,889
First American Treasury Obligations Fund - Institutional Class, 5.21% (c)	4,203,146	4,203,146

SHORT-TERM INVESTMENTS (Cost $4,833,035)		4,833,035

INVESTMENTS AT VALUE (Cost $25,959,019) - 100.16%		$26,249,175

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.16)%		(42,648)

NET ASSETS - 100.00%		$26,206,527

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.
(c) Rate shown represents the 7-day effective yield at June 30, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:
ETF - Exchange-Traded Fund
SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 25.36%	Shares	Value

Beverages - 1.73%
Coca-Cola Co.	8,635	$549,618

Computers - 1.80%
Apple, Inc.	2,702	569,095

Diversified Financial Services - 1.47%
Intercontinental Exchange, Inc.	3,397	465,015

Electric - 1.36%
Brookfield Infrastructure Partners LP - Canada	15,769	432,701

Engineering & Construction - 1.11%
Arcosa, Inc.	4,238	353,492

Healthcare - Services - 1.00%
UnitedHealth Group, Inc.	622	316,760

Insurance - 1.50%
Arch Capital Group Ltd. - Bermuda (a)	4,718	475,999

Internet - 5.74%
Alphabet, Inc. - Class A (a)	2,532	461,204
Amazon.com, Inc. (a)	2,785	538,201
MercadoLibre, Inc. - Uruguay (a)	226	371,408
Meta Platforms, Inc. - Class A	894	450,773
		1,821,586

Oil & Gas Services - 1.82%
Schlumberger NV	12,202	575,690

Pharmaceuticals - 2.75%
Eli Lilly & Co.	494	447,258
Johnson & Johnson	2,896	423,279
		870,537
Semiconductors - 2.44%
NVIDIA Corp.	6,270	774,596

Software - 2.64%
Microsoft Corp.	1,875	838,031

TOTAL COMMON STOCK (Cost $6,923,276)		8,043,120

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS - 65.52%	Shares	Value

Alternative Fund - 1.30%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	6,590	$412,468

Asset Allocation Funds - 21.87%
Direxion HCM Tactical Enhanced U.S. ETF	68,769	2,341,584
HCM Defender 100 Index ETF	40,476	2,490,084
HCM Defender 500 Index ETF	42,560	2,105,473
		6,937,141
Commodity Funds - 0.12%
iShares Silver Trust (a)	710	18,865
SPDR Gold MiniShares Trust (a)	420	19,358
		38,223
Debt Funds - 14.29%
First Trust Enhanced Short Maturity ETF	3,279	195,428
First Trust Exchange Traded Fund IV - SSI Strategic Convertible Securities	6,900	233,772
First Trust Preferred Securities and Income ETF	19,519	338,850
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	4,100	142,229
Invesco Emerging Markets Sovereign Debt ETF	11,500	230,000
Invesco Senior Loan ETF	6,200	130,448
Invesco Variable Rate Preferred ETF	23,946	573,746
iShares Core U.S. Aggregate Bond ETF (b)	5,242	508,841
iShares High Yield Systematic Bond ETF	7,284	338,269
SPDR Bloomberg 1-3 Month T-Bill ETF	17,946	1,647,084
SPDR Bloomberg Short Term High Yield Bond ETF	5,200	129,844
Vanguard Total Bond Market ETF	860	61,963
		4,530,474
Equity Funds - 27.94%
American Century Focused Dynamic Growth ETF (a)	323	29,041
Cambria Emerging Shareholder Yield ETF	740	25,463
Communication Services Select Sector SPDR Fund	336	28,782
First Trust NASDAQ Technology Dividend Index Fund	270	20,428
FT Vest Laddered Buffer ETF (a) (b)	11,800	341,256
FT Vest U.S. Equity Moderate Buffer ETF - August (a)	5,839	196,599
Innovator Growth 100 Power Buffer ETF - January (a) (b)	3,800	181,013
Innovator Growth 100 Power Buffer ETF - April (a) (b)	4,000	181,400
Innovator Growth 100 Power Buffer ETF - July (a) (b)	3,000	178,380
Innovator Growth-100 Power Buffer ETF - October (a) (b)	3,700	181,400
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	2,800	90,392
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	3,200	88,553
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	2,700	87,048
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a) (b)	3,000	87,780
Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF	630	28,822
Invesco QQQ Trust Series 1	3,933	1,884,340
Invesco S&P 500 Equal Weight ETF	2,800	459,984
Invesco S&P 500 Momentum ETF	330	28,862
iShares Copper and Metals Mining ETF	1,940	58,530
iShares Core S&P 500 ETF	250	136,807
iShares Core S&P Mid-Cap ETF	1,640	95,973
iShares Global Tech ETF	350	28,987

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS - 65.52%	Shares	Value

Equity Funds - 27.94% (continued)
iShares MSCI Global Gold Miners ETF	760	$20,984
iShares MSCI Global Silver and Metals Miners ETF	1,760	20,222
iShares MSCI USA Min Vol Factor ETF	1,550	130,138
iShares MSCI USA Quality GARP ETF	1,528	79,318
iShares Russell Top 200 ETF	216	28,933
iShares Russell Top 200 Growth ETF	134	28,746
iShares S&P 100 ETF	109	28,809
ProShares Ultra QQQ	7,400	738,594
ProShares Ultra S&P500	10,900	900,340
Putnam Sustainable Future ETF (a)	1,070	26,033
Putnam Sustainable Leaders ETF	860	27,847
SPDR Portfolio Developed World ex-U.S. ETF	5,700	199,956
SPDR Portfolio Emerging Markets ETF	3,600	135,612
SPDR Portfolio S&P 500 Growth ETF	5,760	461,549
VanEck Semiconductor ETF (a)	192	50,054
Vanguard FTSE Developed Markets ETF	650	32,123
Vanguard Growth ETF (b)	360	134,644
Vanguard Mega Cap Growth ETF	92	28,907
Vanguard Total Stock Market ETF (b)	3,800	1,016,538
Vanguard Value ETF (b)	840	134,744
Virtus Private Credit Strategy ETF	8,600	194,962
		8,858,893

TOTAL EXCHANGE-TRADED FUNDS (Cost $18,265,075)		20,777,199

SHORT-TERM INVESTMENTS - 9.66%
Fidelity Government Portfolio - Institutional Class, 5.21% (b) (c)	179,781	179,781
First American Treasury Obligations Fund - Institutional Class, 5.21% (c)	2,882,256	2,882,256

SHORT-TERM INVESTMENTS (Cost $3,062,037)		3,062,037

INVESTMENTS AT VALUE (Cost $28,250,388) - 100.54%		$31,882,356

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.54)%		(170,439)

NET ASSETS - 100.00%		$31,711,917

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at June 30, 2024, is subject to change and resets daily.

TACTICAL GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

FTSE - Financial Times Stock Exchange

GARP - Growth at Reasonable Price

HCM - Howard Capital Management

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch Public Company)

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS - 88.89%	Shares	Value

Alternative Fund - 1.49%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	12,700	$794,893

Asset Allocation Funds - 35.65%
Direxion HCM Tactical Enhanced U.S. ETF	194,038	6,606,994
HCM Defender 100 Index ETF	103,793	6,385,345
HCM Defender 500 Index ETF	122,227	6,046,655
		19,038,994
Equity Funds - 51.75%
Direxion NASDAQ-100 Equal Weighted Index Shares (b)	13,100	1,162,494
Financial Select Sector SPDR Fund	7,000	287,770
FT Vest Laddered Buffer ETFs (a) (b)	69,700	2,015,724
Innovator Growth 100 Power Buffer ETF - April (a) (b)	8,500	404,898
Innovator Growth 100 Power Buffer ETF - January (a) (b)	8,900	403,615
Innovator Growth 100 Power Buffer ETF - July (a) (b)	6,700	398,382
Innovator Growth-100 Power Buffer ETF - October (a) (b)	8,100	397,118
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (a) (b)	6,200	200,153
Innovator U.S. Equity Accelerated 9 Buffer ETF - January (a) (b)	7,200	199,243
Innovator U.S. Equity Accelerated 9 Buffer ETF - July (a) (b)	6,100	196,664
Innovator U.S. Equity Accelerated 9 Buffer ETF - October (a) (b)	6,700	196,042
Innovator U.S. Equity Accelerated ETF - Quarterly (a)	33,200	1,102,240
Invesco QQQ Trust Series 1	12,758	6,112,485
iShares Russell Top 200 Growth ETF	1,200	257,424
iShares Semiconductor ETF	830	204,703
iShares U.S. Broker-Dealers & Securities Exchanges ETF	1,350	157,856
iShares U.S. Technology ETF	35,305	5,313,403
ProShares Ultra QQQ	32,200	3,213,882
ProShares Ultra S&P500	37,900	3,130,540
SPDR S&P Homebuilders ETF	2,800	283,024
Vanguard Energy ETF (b)	2,280	290,860
Vanguard Total Stock Market ETF (b)	6,400	1,712,064
		27,640,584

TOTAL EXCHANGE-TRADED FUNDS (Cost $39,379,394)		47,474,471

SHORT-TERM INVESTMENTS - 11.15%
Fidelity Government Portfolio - Institutional Class, 5.21% (b) (c)	166,105	166,105
First American Treasury Obligations Fund - Institutional Class, 5.21% (c)	5,787,532	5,787,532

SHORT-TERM INVESTMENTS (Cost $5,953,637)		5,953,637

INVESTMENTS AT VALUE (Cost $45,333,031) - 100.04%		$53,428,108

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.04)%		(23,617)

NET ASSETS - 100.00%		$53,404,491

Percentages are stated as a percent of net assets.

TFA QUANTITATIVE FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day effective yield at June 30, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

HCM - Howard Capital Management

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA ALPHAGEN GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 12.17%	Shares	Value

Commercial Services - 0.73%
S&P Global, Inc.	650	$289,900

Computers - 2.03%
Apple, Inc.	3,800	800,356

Entertainment - 0.37%
DraftKings, Inc. (a)	3,800	145,046

Internet - 3.06%
Alphabet, Inc. - Class A (a)	3,500	637,525
Amazon.com, Inc. (a)	2,290	442,542
DoorDash, Inc. - Class A (a)	1,150	125,097
		1,205,164
Retail - 0.71%
Costco Wholesale Corp.	330	280,497

Semiconductors - 1.82%
NVIDIA Corp.	5,800	716,532

Software - 3.45%
Microsoft Corp.	1,500	670,425
Palantir Technologies, Inc. - Class A (a)	12,100	306,493
Salesforce, Inc.	490	125,979
ServiceNow, Inc. (a)	330	259,601
		1,362,498

TOTAL COMMON STOCK (Cost $3,142,880)		4,799,993

EXCHANGE-TRADED FUNDS - 64.81%

Equity Funds - 64.81%
Financial Select Sector SPDR Fund	12,400	509,764
FT Vest Laddered Buffer ETF (a) (b)	51,900	1,500,948
Innovator U.S. Equity Accelerated ETF - Quarterly (a) (b)	45,700	1,517,240
iShares Core S&P 500 ETF	1,010	552,702
iShares Core S&P Mid-Cap ETF	6,600	386,232
iShares MSCI USA Min Vol Factor ETF	6,200	520,552
iShares Russell Top 200 Growth ETF	2,100	450,492
iShares Semiconductor ETF	1,410	347,748
iShares U.S. Broker-Dealers & Securities Exchanges ETF	2,350	274,786

TFA ALPHAGEN GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE-TRADED FUNDS - 64.81% (continued)	Shares	Value

Equity Funds - 64.81% (continued)
ProShares Ultra QQQ	65,400	$6,527,574
ProShares Ultra S&P500	59,300	4,898,180
SPDR S&P Homebuilders ETF	5,000	505,400
Technology Select Sector SPDR Fund	2,600	588,198
Vanguard Energy ETF (b)	4,100	523,037
Vanguard FTSE Developed Markets ETF	2,600	128,492
Vanguard Growth ETF (b)	1,620	605,896
Vanguard Total Stock Market ETF (b)	19,500	5,216,445
Vanguard Value ETF (b)	3,100	497,271
		25,550,957

TOTAL EXCHANGE-TRADED FUNDS (Cost $22,559,372)		25,550,957

SHORT-TERM INVESTMENTS - 22.98%
Fidelity Government Portfolio - Institutional Class, 5.21% (b) (c)	329,645	329,645
First American Treasury Obligations Fund - Institutional Class, 5.21% (c)	8,731,053	8,731,053

SHORT-TERM INVESTMENTS (Cost $9,060,698)		9,060,698

INVESTMENTS AT VALUE (Cost $34,762,950) - 99.96%		$39,411,648

ASSETS IN EXCESS OF OTHER LIABILIITIES, NET - 0.04%		16,114

NET ASSETS - 100.00%		$39,427,762

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is allocated to a special custody account in which the broker executing trades on behalf of the Trust maintains control of the funds to ensure the Trust fulfills its obligations relating to the facilitation of margin transactions.

(c) Rate shown represents the 7-day yield at June 30, 2024, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FT - First Trust

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor’s Depositary Receipts

MSCI - Morgan Stanley Capital International

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

	TFA Tactical Income Fund	Tactical Growth Allocation Fund
Assets:
Investment securities:
Securities at Cost	$25,959,019	$28,250,388
Securities at Value	26,249,175	31,882,356
Cash	—	6,327
Receivables:
Interest	22,514	12,651
Dividends	4,604	24,588
Investment securities sold	2,730,800	1,197,145
Fund shares sold	—	162
Prepaid expenses and other assets	3,655	3,320
Total assets	29,010,748	33,126,549

Liabilities:
Payables:
Investment securities purchased	2,763,331	1,360,779
Fund shares redeemed	434	6,612
Due to adviser	16,662	20,112
Due to administrator	9,581	10,921
Accrued Trustee fees	1,869	1,869
Accrued expenses	12,344	14,339
Total liabilities	2,804,221	1,414,632
Net Assets	$26,206,527	$31,711,917

Sources of Net Assets:
Paid-in capital	$31,931,330	$32,888,878
Total accumulated deficit	(5,724,803)	(1,176,961)
Total Net Assets	$26,206,527	$31,711,917

Class I Shares:
Net assets	$26,206,527	$31,711,917
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	3,190,157	2,895,228
Net Asset Value, Offering and Redemption Price Per Share	$8.21	$10.95

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)	SEMI-ANNUAL REPORT

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
Assets:
Investment securities:
Securities at Cost	$45,333,031	$34,762,950
Securities at Value	53,428,108	39,411,648
Receivables:
Interest	25,286	36,798
Dividends	43,080	44,602
Prepaid expenses and other assets	2,345	2,724
Total assets	53,498,819	39,495,772

Liabilities:
Payables:
Fund shares redeemed	10,069	8,182
Due to adviser	56,584	33,340
Due to administrator	11,904	10,864
Accrued Trustee fees	1,869	1,869
Accrued expenses	13,902	13,755
Total liabilities	94,328	68,010
Net Assets	$53,404,491	$39,427,762

Sources of Net Assets:
Paid-in capital	$48,258,257	$41,458,499
Total distributable earnings (accumulated deficit)	5,146,234	(2,030,737)
Total Net Assets	$53,404,491	$39,427,762

Class I Shares:
Net assets	$53,404,491	$39,427,762
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	4,975,263	3,778,136
Net Asset Value, Offering and Redemption Price Per Share	$10.73	$10.44

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF OPERATIONS
SEMI-ANNUAL REPORT

	TFA Tactical Income Fund	Tactical Growth Allocation Fund

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$468,332	$183,898
Interest	107,531	71,129
Total investment income	575,863	255,027

Expenses:
Management fees (Note 4)	191,819	189,325
Accounting and transfer agent fees and expenses (Note 4)	64,026	64,131
Non-12b-1 shareholder servicing expense	14,755	14,564
Legal fees	13,675	13,675
Trustee fees and expenses	13,244	13,244
Custodian fees	13,118	13,008
Reports to shareholders	10,728	10,628
Compliance officer fees (Note 4)	9,449	9,449
Audit fees	8,205	8,205
Miscellaneous	2,623	2,623
Registration and filing fees	2,510	1,975
Pricing fees	1,907	6,925
Insurance	1,030	1,199
Total expenses	347,089	348,951
Less:
Fees waived by Adviser (Note 4)	(38,703)	(44,574)
Net expenses	308,386	304,377

Net investment income (loss)	267,477	(49,350)

Realized and unrealized gain (loss):
Net realized gain on:
Unaffiliated investments	281,043	1,554,613
Reimbursement from affiliate (Note 4)	—	—
Net realized gain on investments	281,043	1,554,613

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,194,585)	2,195,176

Net change in unrealized appreciation (depreciation) on investments	(1,194,585)	2,195,176

Net realized and unrealized gain (loss) on investments	(913,542)	3,749,789

Net increase (decrease) in net assets resulting from operations	$(646,065)	$3,700,439

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF OPERATIONS
SEMI-ANNUAL REPORT

	TFA Quantitative Fund	TFA AlphaGen Growth Fund

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Investment income:
Dividends	$108,374	$129,559
Interest	166,905	178,269
Total investment income	275,279	307,828

Expenses:
Management fees (Note 4)	306,843	231,803
Accounting and transfer agent fees and expenses (Note 4)	72,721	67,065
Non-12b-1 shareholder servicing expense	23,603	17,831
Legal fees	13,675	13,675
Trustee fees and expenses	13,245	13,244
Reports to shareholders	10,728	10,628
Compliance officer fees (Note 4)	9,449	9,448
Audit fees	8,205	8,205
Custodian fees	7,126	5,695
Pricing fees	3,462	3,313
Miscellaneous	2,623	2,623
Registration and filing fees	1,652	1,393
Insurance	1,210	1,147
Total expenses	474,542	386,070
Less:
Fees recouped (waived) by Adviser (Note 4)	18,767	(13,406)
Net expenses	493,309	372,664

Net investment loss	(218,030)	(64,836)

Realized and unrealized gain:
Net realized gain on:
Unaffiliated investments	2,850,435	2,539,328
Reimbursement from Affiliate (Note 4)	—	—

Net realized and unrealized gain on investments	2,850,435	2,539,328

Net change in unrealized appreciation on:
Unaffiliated investments	5,022,158	2,054,569

Net change in unrealized appreciation on investments	5,022,158	2,054,569

Net realized and unrealized gain on investments	7,872,593	4,593,897

Net increase in net assets resulting from operations	$7,654,563	$4,529,061

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
SEMI-ANNUAL REPORT

	TFA Tactical Income Fund

	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Increase (decrease) in net assets from:	(Unaudited)
Operations:
Net investment income	$267,477	$1,241,335
Net realized gain (loss) from investments	281,043	(3,572,450)
Net change in unrealized appreciation (depreciation) on investments	(1,194,585)	1,825,164
Net decrease in net assets resulting from operations	(646,065)	(505,951)

Distributions to shareholders from:
Total distributable earnings - Class I	—	(1,248,445)
Total distributions	—	(1,248,445)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	2,842,026	27,671,375	(a)
Net asset value of shares issued in reinvestment of distributions:	—	1,248,063
Payments for shares redeemed:	(18,084,432)	(22,865,043	)(a)

Increase (decrease) in net assets from transactions in shares of beneficial interest	(15,242,406)	6,054,395

Increase (decrease) in net assets	(15,888,471)	4,299,999

Net Assets:
Beginning of year/period	42,094,998	37,794,999

End of year/period	$26,206,527	$42,094,998

Capital share activity (Note 7):
Shares Sold	348,526	3,209,989	(a)
Shares Reinvested	—	149,648
Shares Redeemed	(2,217,981)	(2,698,706	)(a)
Net increase (decrease) in shares of beneficial interest outstanding	(1,869,455)	660,931

(a)  On August 31, 2023, 334 Class A shares, valued at $2,805, were exchanged for 336 shares of Class I shares.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Tactical Growth Allocation Fund

	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Increase (decrease) in net assets from:	(Unaudited)
Operations:
Net investment income (loss)	$(49,350)	$32,924
Net realized gain from investments	1,554,613	2,264,737
Net change in unrealized appreciation on investments	2,195,176	3,044,423
Net increase in net assets resulting from operations	3,700,439	5,342,084

Distributions to shareholders from:
Total distributable earnings - Class I	—	(52,181)
Total distributions	—	(52,181)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	5,701,930	5,054,861
Net asset value of shares issued in reinvestment of distributions:	—	52,160
Payments for shares redeemed:	(4,794,333)	(19,998,534)
Increase (decrease) in net assets from transactions in shares of beneficial interest	907,597	(14,891,513)

Increase (decrease) in net assets	4,608,036	(9,601,610)

Net Assets:
Beginning of year/period	27,103,881	36,705,491

End of year/period	$31,711,917	$27,103,881

Capital share activity (Note 7):
Shares Sold	557,092	570,694
Shares Reinvested	—	5,378
Shares Redeemed	(466,837)	(2,305,702)
Net increase (decrease) in shares of beneficial interest outstanding	90,255	(1,729,630)

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
SEMI-ANNUAL REPORT

	TFA Quantitative Fund

	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Increase (decrease) in net assets from:	(Unaudited)
Operations:
Net investment loss	$(218,030)	$(34,615)
Net realized gain from investments	2,850,435	2,340,830
Net change in unrealized appreciation on investments	5,022,158	4,334,664
Net increase in net assets resulting from operations	7,654,563	6,640,879

Distributions to shareholders from:
Total distributable earnings - Class I	—	(12,247)
Total distributions	—	(12,247)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	13,036,345	17,949,848
Net asset value of shares issued in reinvestment of distributions:	—	12,243
Payments for shares redeemed:	(7,407,668)	(15,209,066)
Increase in net assets from transactions in shares of beneficial interest	5,628,677	2,753,025

Increase in net assets	13,283,240	9,381,657

Net Assets:
Beginning of year/period	40,121,251	30,739,594

End of year/period	$53,404,491	$40,121,251

Capital share activity (Note 7):
Shares Sold	1,329,472	2,105,201
Shares Reinvested	—	1,337
Shares Redeemed	(748,797)	(1,859,911)
Net increase in shares of beneficial interest outstanding	580,675	246,627

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
SEMI-ANNUAL REPORT

	TFA AlphaGen Growth Fund

	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
Increase (decrease) in net assets from:	(Unaudited)
Operations:
Net investment income (loss)	$(64,836)	$74,050
Net realized gains from investments	2,539,328	2,257,434
Net change in unrealized appreciation on investments	2,054,569	3,552,790
Net increase in net assets resulting from operations	4,529,061	5,884,274

Distributions to shareholders from:
Total distributable earnings - Class I	—	(73,279)
Total distributions	—	(73,279)

From shares of beneficial interest (Note 7):
Proceeds from shares sold:	8,604,633	5,246,937
Net asset value of shares issued in reinvestment of distributions:	—	73,279
Payments for shares redeemed:	(5,575,003)	(23,743,773)
Increase (decrease) in net assets from transactions in shares of beneficial interest	3,029,630	(18,423,557)

Increase (decrease) in net assets	7,558,691	(12,612,562)

Net Assets:
Beginning of year/period	31,869,071	44,481,633

End of year/period	$39,427,762	$31,869,071

Capital share activity (Note 7):
Shares Sold	888,945	626,116
Shares Reinvested	—	7,922
Shares Redeemed	(571,650)	(2,879,815)
Net increase (decrease) in shares of beneficial interest outstanding	317,295	(2,245,777)

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for each of the years or periods indicated.

	TFA Tactical Income Fund

	Class I
	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended Year Ended December 31, 2020		Year Ended Period Ended December 31, 2019 (c)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$8.32		$8.59		$9.62		$10.59		$10.39		$10.00

Investment Operations:
Net investment income (loss) * (g)	0.07		0.23		0.09		(0.02)		(0.04)		0.03
Net realized and unrealized gain (loss) on investments and options written	(0.18)		(0.25)		(1.04)		0.61		0.35		0.42
Total from investment operations	(0.11)		(0.02)		(0.95)		0.59		0.31		0.45

Distributions:
From net investment income	—		(0.25)		(0.07)		—		(0.01)		(0.02)
From net realized capital gains	—		—		(0.01)		(1.56)		(0.10)		(0.04)
Total distributions	—		(0.25)		(0.08)		(1.56)		(0.11)		(0.06)

Net Asset Value, End of Year/Period	$8.21		$8.32		$8.59		$9.62		$10.59		$10.39

Total Return **	(1.32	)%(b)	(0.20)%		(9.84)%		5.71	%(i)	2.99%		4.55	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$26,207		$42,095		$37,791		$26,818		$31,535		$42,675

Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed	2.35	%(a)	2.05	%(e)	2.31	%(e)	2.21	%(d)(e)	2.30	%(d)(e)	1.86	%(a)(d)(e)
After fees waived and expenses reimbursed (f)	2.09	%(a)	2.02	%(f)	1.97	%(f)	1.92	%(d)(f)	1.89	%(d)(f)	1.75	%(a)(d)(f)

Net investment income (loss)
Before fees waived and expenses reimbursed	1.55	%(a)	2.73%		0.70%		(0.47)%		(0.77)%		0.48	%(a)
After fees waived and expenses reimbursed	1.81	%(a)	2.75%		1.04%		(0.18)%		(0.36)%		0.59	%(a)

Portfolio turnover rate	257.87	%(b)	694.31%		730.54%		568.18%		1316.84%		674.08	%(b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(a)	Annualized.
(b)	Not Annualized.
(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.
(d)	Expenses include 0.09%, 0.15% and 0.09% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.
(e)	Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.00%) was 2.05%, 2.31%, 2.21%, 2.29% and 1.86% for the years/period ended 2023, 2022, 2021, 2020 and 2019, respectively.
(f)	Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.00%) was 2.02%, 1.97%, 1.92%, 1.88% and 1.75% for the years/period 2023, 2022, 2021, 2020 and 2019, respectively.
(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.
(h)	Does not include expenses of the investment companies in which the Fund invests.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or periods indicated.

	Tactical Growth Allocation Fund

	Class I
	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Year Ended December 31, 2019 (c)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.66		$8.09		$11.05		$10.69		$10.37		$10.00

Investment Operations:
Net investment income (loss) * (g)	(0.02)		0.01		(0.05)		(0.09)		(0.05)		0.02
Net realized and unrealized gain (loss) on investments and options written	1.31		1.58		(2.61)		1.81	(j)	0.86		0.36
Total from investment operations	1.29		1.59		(2.66)		1.72		0.81		0.38

Distributions:
From net investment income	—		(0.02)		—		—		(0.00	)+	(0.01)
From net realized capital gains	—		—		(0.30)		(1.36)		(0.49)		—
Total distributions	—		(0.02)		(0.30)		(1.36)		(0.49)		(0.01)

Net Asset Value, End of Year/Period	$10.95		$9.66		$8.09		$11.05		$10.69		$10.37

Total Return **	13.35	%(b)	19.64	%(k)	(24.07)%		16.08	%(j)	7.87%		3.83	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$31,712		$27,104		$36,705		$59,133		$50,372		$55,952

Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed	2.40	%(a)	2.36	%(d)	2.07	%(d)	1.95	%(d)(f)	2.18	%(d)(f)	1.87	%(a)(d)(f)
After fees waived and expenses reimbursed	2.09	%(a)	2.06	%(e)	1.96	%(e)	1.91	%(e)(f)(i)	1.89	%(e)(f)	1.76	%(a)(e)(f)

Net investment income (loss)
Before fees waived and expenses reimbursed	(0.64	)%(a)	(0.19)%		(0.63)%		(0.86)%		(0.82)%		0.19	%(a)
After fees waived and expenses reimbursed	(0.34	)%(a)	0.11%		(0.52)%		(0.82)%		(0.54)%		0.30	%(a)

Portfolio turnover rate	134.45	%(b)	400.62%		329.45%		381.43%		1548.86%		929.77	%(b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(a)	Annualized.
(b)	Not Annualized.
(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.
(d)	Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.01%) was 2.36%, 2.07%, 1.95%, 2.17% and 1.86% for years/period ended 2023, 2022, 2021, 2020 and 2019, respectively.
(e)	Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.00%, 0.01% and 0.01%) was 2.06%, 1.96%, 1.91%, 1.88% and 1.75% for the years/period ended 2023, 2022, 2021, 2020 and 2019, respectively.
(f)	Expenses include 0.09%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the predecessor administrators for the years/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.
(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.
(h)	Does not include expenses of the investment companies in which the Fund invests.
(i)	Includes recapture of 0.05% during the year.
(j)	In 2021, 0.01% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.
(k)	In 2023, 0.00% of the Fund’s total return consists of voluntary reimbursements by the adviser for a realized investment loss incurred from trade errors. Excluding these items, total return would have been 19.64% (see Note 4).

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or periods indicated.

	TFA Quantitative Fund

	Class I
	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Period Ended December 31, 2020 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.13		$7.41	$10.40	$11.29		$10.00

Investment Operations:
Net investment income (loss) * (d)	(0.05)		(0.01)	(0.06)	(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments	1.65		1.73	(2.55)	1.32	(e)	1.92
Total from investment operations	1.60		1.72	(2.61)	1.24		1.81

Distributions:
From net investment income	—		(0.00)+	—	—		—
From net realized capital gains	—		—	(0.38)	(2.13)		(0.52)
Total distributions	—		(0.00)	(0.38)	(2.13)		(0.52)

Net Asset Value, End of Year/Period	$10.73		$9.13	$7.41	$10.40		$11.29

Total Return **	17.52	%(c)	23.25%	(25.15)%	11.02	%(e)	18.13	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$53,404		$40,121	$30,740	$34,953		$41,414

Ratios of expenses to average net assets (f):
Before fees waived and expenses reimbursed	2.01	%(b)	2.30%	2.13%	1.96	%(g)	2.06	%(b)(g)
After fees waived and expenses reimbursed	2.09	%(b)	2.06%	1.98%	1.87	%(g)(h)	1.91	%(b)(g)

Net investment income (loss)
Before fees waived and expenses reimbursed	(0.84	)%(b)	(0.36)%	(0.85)%	(0.73)%		(1.83	)%(b)
After fees waived and expenses reimbursed	(0.92	)%(b)	(0.11)%	(0.71)%	(0.64)%		(1.68	)%(b)

Portfolio turnover rate	148.90	%(c)	402.55%	700.74%	1238.51%		963.53	%(c)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
+	Amount calculated is less than $0.005 per share.
(a)	For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.
(b)	Annualized.
(c)	Not Annualized.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.
(e)	In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.66%.
(f)	Does not include expenses of the investment companies in which the Fund invests.
(g)	Expenses include 0.10%, and 0.15% of administrative fees which were voluntarily waived by the predecessor administrator during the year/period ended December 31, 2021 and December 31, 2020, respectively.
(h)	Includes recapture of less than 0.005% during the year.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding for the years or periods indicated.

	TFA AlphaGen Growth Fund

	Class I
	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.21		$7.79	$10.15	$10.00

Investment Operations:
Net investment income (loss) * (d)	(0.02)		0.02	(0.03)	(0.00	)+
Net realized and unrealized gain (loss) on investments, options written and securities sold short	1.25		1.42	(2.14)	0.18
Total from investment operations	1.23		1.44	(2.17)	0.18

Distributions:
From net investment income	—		(0.02)	—	—
From net realized capital gains	—		—	(0.19)	(0.03)
Total distributions	—		(0.02)	(0.19)	(0.03)

Net Asset Value, End of Year/Period	$10.44		$9.21	$7.79	$10.15

Total Return **	13.36	%(c)	18.50%	(21.36)%	1.80	%(c)(f)

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$39,428		$31,869	$44,482	$61,447

Ratios of expenses to average net assets (e):
Before fees waived and expenses reimbursed	2.17	%(b)	2.14%	1.93%	1.69	%(b)
After fees waived and expenses reimbursed	2.09	%(b)	2.05%	1.93%	1.69	%(b)

Net investment income (loss)
Before fees waived and expenses reimbursed	(0.44	)%(b)	0.12%	(0.33)%	(0.05	)%(b)
After fees waived and expenses reimbursed	(0.36	)%(b)	0.21%	(0.33)%	(0.05	)%(b)

Portfolio turnover rate	172.27	%(c)	538.39%	669.82%	304.56	%(c)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
+	Amount calculated is less than $0.005 per share.
(a)	For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.
(b)	Annualized.
(c)	Not Annualized.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	In 2021, 0.10% of the Fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2024 (UNAUDITED)

1.  ORGANIZATION

The TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). Each Fund commenced operations (excluding the AlphaGen Fund), on August 20, 2021, as a result of a reorganization in which each Fund assumed all of the assets and liabilities of its respective predecessor fund, as discussed in the Trust’s most recent Statement of Additional Information. Each Fund (except the AlphaGen Fund and Income Fund) has substantially similar investment strategies as its predecessor fund. Each Fund (including the Income Fund but excluding the AlphaGen Fund) has adopted the historical performance of its respective predecessor fund. The AlphaGen Fund commenced investment operations on August 23, 2021.

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Income Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC
Growth Fund	Synergy Asset Management, LLC Heritage Capital Advisors, LLC Howard Capital Management, Inc.
Quantitative Fund	Heritage Capital Advisors, LLC Howard Capital Management, Inc.
AlphaGen Fund	Heritage Capital Advisors, LLC

Each Fund offers only Class I shares, which have no distribution fees.

The primary investment objective of each of the Funds is as follows:

Fund	Investment Objective
Income Fund	To provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Growth Fund	To provide capital appreciation.
Quantitative Fund	To provide capital appreciation.
AlphaGen Fund	To provide capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2024 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2021, 2022, 2023) or expected to be taken on each Fund’s 2024 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: A Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. A Fund’s borrowing agreements with broker-dealers are not subject to master netting or similar agreements or collateral agreements. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets, are divided by the total number of shares, to determine the NAV of each share.

3. SECURITY VALUATIONS

Fair Value Pricing Policy

The SEC adopted Rule 2a-5 under the Investment Company Act of 1940 (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Valuation Designee has determined that it will represent fair value.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2024 (UNAUDITED)

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price of valuation or NASDAQ Official Close Price. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2024 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of June 30, 2024, by major security type:

Income Fund

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds *	$21,416,140	$—	$—	$21,416,140
Short-Term Investments	4,833,035	—	—	4,833,035
Total	$26,249,175	$—	$—	$26,249,175

Growth Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$8,043,120	$—	$—	$8,043,120
Exchange-Traded Funds *	20,777,199	—	—	20,777,199
Short-Term Investments	3,062,037	—	—	3,062,037
Total	$31,882,356	$—	$—	$31,882,356

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds *	$47,474,471	$—	$—	$47,474,471
Short-Term Investments	5,953,637	—	—	5,953,637
Total	$53,428,108	$—	$—	$53,428,108

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$4,799,993	$—	$—	$4,799,993
Exchange-Traded Funds *	25,550,957	—	—	25,550,957
Short-Term Investments	9,060,698	—	—	9,060,698
Total	$39,411,648	$—	$—	$39,411,648

During the six months ended June 30, 2024, there were no transfers between any fair value levels in any of the Funds. The Funds did not hold any Level 3 securities during the period presented.

* For a detailed break-out of common stock and ETFs by industry or asset class, please refer to the Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of an investment advisory agreement between the Trust and the Adviser, with respect to the Funds (the “Advisory Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as it deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds’ assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Advisory Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2024 (UNAUDITED)

Effective May 1, 2023, the Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2025, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Funds within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board on 60 days’ written notice to the Funds’ Adviser.

For the six months ended June 30, 2024, the Adviser earned advisory fees, waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Earned	Advisory Fees Waived	Expenses Recouped
Income Fund	$191,819	$38,703	$—
Growth Fund	189,325	44,574	—
Quantitative Fund	306,843	—	18,767
AlphaGen Fund	231,803	13,406	—

Advisory fees waived and/or expenses reimbursed that may be subject to potential recoupment by the Adviser are as follows:

Recoverable Through:	Income Fund	Growth Fund	Quantitative Fund	AlphaGen Fund
December 31, 2024	$57,508	$—	$—	$—
December 31, 2025	102,311	50,703	33,160	—
December 31, 2026	10,391	88,479	73,796	31,527
December 31, 2027	38,703	44,574	—	13,406

For the six months ended June 30, 2024, the Growth Fund had portfolio trade errors where they oversold positions on April 2, 2024, causing losses of $756 to the Growth Fund. The Quantitative Fund oversold positions on February 15, 2024 and May 2, 2024, causing losses to the Quantitative Fund of $1,251 and $721, respectively. The AlphaGen Fund oversold positions on April 2, 2024, causing losses of $3,121 to the AlphaGen Fund. Each of the losses noted above was reimbursed by Heritage Capital Advisors, LLC.

Certain officers of the Funds are also employees or officers of the Adviser.

COMPLIANCE SERVICES:

Calfee Strategic Solutions (“Calfee”) served as the chief compliance officer of the Trust through January 31, 2024. Pine Advisor Solutions (“PINE”) serves as the chief compliance officer of the Trust beginning February 1, 2024. For the six months ended June 30, 2024, Calfee earned $4,900 for its compliance services and PINE earned $32,896.

ADMINISTRATION, TRANSFER AGENT AND FUND ACCOUNTANT:

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records. For the six months ended June 30, 2024, M3Sixty earned fees of $267,943 pursuant to the ICSA.

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Adviser pays the Distributor customary fees pursuant to the Distribution Agreement.

The Distributor is an affiliate of M3Sixty.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2024 (UNAUDITED)

5.  SHAREHOLDER SERVICING FEES

Shareholder servicing fees may be made to financial intermediaries that provide shareholder or administrative services, or marketing support. Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. The Trust, on behalf of the Funds, has also adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows each Fund to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of a Fund’s average daily net assets.

For the six months ended June 30, 2024, the Funds accrued the following shareholder service fees:

Shareholder Services Fees
Income Fund	$14,755
Growth Fund	14,564
Quantitative Fund	23,603
AlphaGen Fund	17,831

6. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2024 aggregate purchases and sales of investment securities (excluding U.S. Government obligations, short-term investments and derivatives) for the Funds were as follows:

	Purchases	Sales
Income Fund	$67,101,222	$83,458,640
Growth Fund	36,139,197	35,992,342
Quantitative Fund	69,388,198	59,300,944
AlphaGen Fund	50,076,404	51,854,084

There were no U.S. Government securities purchased or sold during the year by the Funds.

7. CAPITAL SHARE TRANSACTIONS

At June 30, 2024, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the six months ended June 30, 2024, and the year ended December 31, 2023 were as follows:

Income Fund
Class I (a)	January 1, 2024 through June 30, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	348,526	$2,842,026	3,209,988	$27,671,367
Shares Reinvested	—	—	149,648	1,248,063
Shares Redeemed	(2,217,981)	(18,084,432)	(2,698,253)	(22,861,232)
Net Increase (Decrease)	(1,869,455)	$(15,424,406)	661,383	$6,058,198

Income Fund
Class A (a)	January 1, 2024 through June 30, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	1	$8
Shares Reinvested	—	—	—	—
Shares Redeemed	—	—	(453)	(3,811)
Net Decrease	—	$—	(453)	$(3,811)

Growth Fund
Class I	January 1, 2024 through June 30, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	557,092	$5,701,930	570,694	$5,054,861
Shares Reinvested	—	—	5,378	52,160
Shares Redeemed	(466,837)	(4,794,333)	(2,305,580)	(19,997,403)
Net Increase (Decrease)	90,255	$907,597	(1,729,508)	$(14,890,382)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2024 (UNAUDITED)

Growth Fund
Class A	January 1, 2024 through June 30, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—
Shares Reinvested	—	—	—	—
Shares Redeemed	—	—	(122)	(1,131)
Net Decrease	—	—	(122)	(1,131)

Quantitative Fund
Class I	January 1, 2024 through June 30, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	1,329,472	$13,036,345	2,105,201	$17,949,848
Shares Reinvested	—	—	1,337	12,243
Shares Redeemed	(748,797)	(7,407,668)	(1,859,911)	(15,209,066)
Net Increase	580,675	$5,628,677	246,627	$2,753,025

AlphaGen Fund
Class I	January 1, 2024 through June 30, 2024		January 1, 2023 through December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	888,945	$8,604,633	626,116	$5,246,937
Shares Reinvested	—	—	7,922	73,279
Shares Redeemed	(571,650)	(5,575,003)	(2,879,815)	(23,743,773)
Net Increase (Decrease)	317,295	$3,029,630	(2,245,777)	$(18,423,557)

(a) On August 31, 2023, 334 of the Income Fund’s Class A shares, valued at $2,805, were exchanged for 336 of the Income Fund’s of Class I shares.

8.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9. DISTRIBUTION TO SHAREHOLDERS AND TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2024, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Income Fund	$26,045,945	$356,597	$(153,367)	$203,230
Growth Fund	28,331,618	3,663,962	(113,224)	3,550,738
Quantitative Fund	45,594,792	7,838,003	(4,687)	7,833,316
AlphaGen Fund	34,870,850	4,541,483	(685)	4,540,798

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes and return of capital from underlying investments.

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2023, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Book/Tax Differences	Unrealized Apprecation / (Depreciation)	Total Accumulated Earnings / (Deficit)
Income Fund	$—	$—	$(5,714,699)	$(579,220)	$1,215,181	$(5,078,738)
Growth Fund	—	—	(6,142,322)	—	1,264,922	(4,877,400)
Quantitative Fund	—	—	(4,948,825)	(444,909)	2,885,405	(2,508,329)
AlphaGen Fund	473	—	(8,850,775)	(253,193)	2,543,697	(6,559,798)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2024 (UNAUDITED)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2023, the Funds elected to defer post-October capital losses as follows:

Post-October Capital Losses Deferred
Income Fund	$(579,220)
Growth Fund	—
Quantitative Fund	(444,909)
AlphaGen Fund	(253,193)

In accordance with accounting pronouncements, the Funds may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of net investment losses, capital losses and distributions in excess of accumulated earnings, resulted in reclassifications for the year ended December 31, 2023, as follows:

	Paid-In Capital	Accumulated Earnings/ (Losses)
Income Fund	$(10,060)	$10,060
Growth Fund	(63,657)	63,657
Quantitative Fund	(46,862)	46,862
AlphaGen Fund	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of December 31, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains.

	Non-Expiring Short-Term	Non-Expiring Long-Term
Income Fund	$5,620,461	$94,238
Growth Fund	5,329,921	812,401
Quantitative Fund	4,203,770	745,055
AlphaGen Fund	8,023,201	827,574

During the fiscal year ended December 31, 2023, the Growth Fund utilized $531,192 of capital loss carryforwards. The Income Fund, Quantitative Fund and AlphaGen Fund did not utilize any capital loss carryforwards during the fiscal year.

For the six months ended June 30, 2024, the Funds did not pay any distributions.

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
Income Fund	$1,248,445	$—
Growth Fund	52,181	—
Quantitative Fund	12,247	—
AlphaGen Fund	73,279	—

10. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Charles Schwab and Co., Inc. (formerly TD Ameritrade, Inc.) held approximately 100% of the voting securities of the Income Fund, 100% of the voting securities of the Growth Fund, 100% of the voting securities of the Quantitative Fund and 100% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2024 (UNAUDITED)

11. MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

12. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs and Money Market Funds). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of June 30, 2024, none of the Funds had more than 25% of their net assets invested in one security.

13.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no events requiring disclosure or recognition.

14.  NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets’ treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. Depending on the size of the fund, the rule will take effect about 24 to 36 months after its publication date. Management is currently evaluating the impact of the new rule.

Tactical Funds

ADDITIONAL INFORMATION

JUNE 30, 2024 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-833-974-3787, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-833-974-3787. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 is available without charge, upon request by calling 1-833-974-3787 or referring to the SEC’s web site at www.sec.gov.

Tactical Funds

TRUSTEES & OFFICERS

JUNE 30, 2024 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name and age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o M3Sixty Fund Administration, LLC, 4300 Shawnee Mission Parkway, Fairway, Kansas 66205. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[2]
Matthew Brennan Birth Year: 1961	Trustee	Indefinite/ February 2021- present	Chief Executive Officer and Managing Member, Ohio Heavy Equipment Leasing, LLC, d/b/a Loveland Excavating and Paving, Inc. (1996 – present); Owner, SkyFly Aviation Services, LLC (2019 – present)	4	None
Richard M. Curry Birth Year: 1939	Trustee	Indefinite/ February 2021 - present	Independent Life and Health Insurance Adviser, Curry Moore & Associates (2014 – present); Adjunct Professor of Investments, The University of Cincinnati (2005 – present)	4	None
Michael Jones [3] Birth Year: 1982	Trustee	Indefinite/April 2024 - present	Kautz-Uible Assistant Professor of Economics, University of Cincinnati (2023-present), Associate Professor, Educator of Economics, University of Cincinnati (2019-2023)	4	None

1 The “Fund Complex” consists of the Tactical Investment Series Trust.

2 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

3 Peter Baden retired as an independent trustee, effective March 31, 2024. The Board appointed Michael Jones as a new independent trustee, effective April 1, 2024.

The following table provides information regarding each officer of the Trust.

Name and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years[1]
Keith Schmidt Birth Year: 1969	President	Since October 2023	President, Tactical Fund Advisors, LLC (2023 – present); President, Horter Investment Management, LLC (2023 – present); Executive Vice-President & National Director of Advisory Services, Bancorporation, Zions Bank (2014 – 2023)	None
Bo J. Howell Birth Year: 1981	Secretary	Since February 2022	Managing Member, FinTech Law, LLC (2022 – present); Shareholder, Strauss Troy Co., LPA (2020 – 2022); CEO of CCO Technology, LLC (d/b/a Joot) (2018 – present); Partner, Practus LLP (2018 – 2020)	N/A
Larry Beaver Birth Year: 1969	Treasurer	Since February 2022	Head of Operations, M3Sixty Administration, LLC (2021 – present); Treasurer, 360 Funds Trust (2021 - present); Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017 – 2021); Assistant Treasurer,360 Funds Trust (2017 – 2021); Chief Accounting Officer, Amidex Funds, Inc. (2003 – 2020); Assistant Treasurer, IDX Funds (2017 – 2021); Assistant Treasurer, WP Funds Trust (2017 – 2021)	N/A
Cory Gossard Birth Year: 1972	Chief Compliance Officer	Since January 2024	Director of Compliance, PINE Advisor Solutions (2021 – present); Chief Compliance Officer, Vident Investment Advisory (2020); Chief Compliance Officer, SS&C ALPS (2014 – 2020)	N/A
Tim Easton Birth Year: 1968	Anti-Money Laundering Compliance Officer	Since January 2024	Chief Operating Officer, M3Sixty Distributors, LLC (2024 – present): Head of Transfer Agency, M3Sixty Administration, LLC (2022 – present); Self Employed (2020 – 2022); Head of Sales, M3Sixty Administration, LLC (2019 – 2020)	N/A

1 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-974-3787.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

N/A

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Heritage Capital Advisors, LLC

Howard Capital Management, Inc.

Synergy Financial Management, LLC

Distributor

Matrix360 Distributors, LLC

Transfer and Dividend Disbursing Agent

M3Sixty Administration, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

FinTech Law, LLC

Independent Registered Public Accounting Firm

Cohen and Company, Ltd.

Fund Administrator

M3Sixty Administration, LLC

This report is provided for the general information of TFA Tactical Income Fund, Tactical Growth Allocation Fund, TFA Quantitative Fund and TFA AlphaGen Growth Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

/s/ Keith Schmidt
By Keith Schmidt
Principal Executive Officer/President
Date: September 06, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Keith Schmidt
By Keith Schmidt
Principal Executive Officer/President
Date: September 06, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: September 06, 2024